Statement of Changes in Net Assets Available for Benefits - EBP 006	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 77,931,346
Interest and dividends	61,052,134
Total investment income	138,983,480
Contributions
Employer	34,959,752
Participants	44,883,661
Rollovers from qualified plans	4,377,120
Total contributions	84,220,533
Total additions to assets available for benefits	223,204,013
Deductions from assets attributed to
Benefits and withdrawals paid to participants, including rollover distributions	38,864,945
Administrative expenses	157,600
Total deductions	39,022,545
Net increase in net assets available for benefits	184,181,468
Net assets available for benefits at beginning of year	818,496,466
Net assets available for benefits at end of year	$ 1,002,677,934